Note 52 Fees for audits conducted and other related services (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	[1]
Fees for audits conducted and other related services [Line Items]
Audits of the companies audited by firms belonging to the EY worldwide organization and other reports related with the audit	€ 24.8	[2]
Other reports required pursuant to applicable legislation and tax regulations issued by the national supervisory bodies of the countries in which the group operates reviewed by firms belonging to EY	1.0
Fees for audits conducted by other firms	€ 0.1

[1]	(1) Regardless of the billed year.
[2]	(2) Including fees pertaining to annual legal audits (€21.8 million as of December 31, 2022)